CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Utility plant:
Gas plant	$ 5,019,500	$ 4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894
Net utility plant (Note 2)	3,343,794	3,218,944
Other property and investments	242,096	192,004
Restricted cash		12,785
Current assets:
Cash and cash equivalents	25,530	21,937
Accounts receivable, net of allowances (Note 3)	196,913	209,246
Accrued utility revenue	72,000	70,300
Income taxes receivable, net	2,945	7,793
Deferred income taxes (Note 12)	47,088	53,435
Deferred purchased gas costs (Note 4)	6,031	2,323
Prepaids and other current assets (Notes 1 and 4)	107,910	96,598
Total current assets	458,417	461,632
Deferred charges and other assets (Note 4 and 13)	443,750	390,642
Total assets	4,488,057	4,276,007
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 46,147,788 and 45,956,088 shares) (Note 11)	47,778	47,586
Additional paid-in capital	828,777	821,640
Accumulated other comprehensive income (loss), net (Note 5)	(50,745)	(49,331)
Retained earnings	484,369	406,125
Total Southwest Gas Corporation equity	1,310,179	1,226,020
Noncontrolling interest	(1,681)	(989)
Total equity	1,308,498	1,225,031
Long-term debt, less current maturities (Note 7)	1,268,373	930,858
Total capitalization	2,576,871	2,155,889
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	50,137	322,618
Accounts payable	155,667	186,755
Customer deposits	77,858	83,839
Accrued general taxes	37,644	42,102
Accrued interest	16,080	16,699
Deferred purchased gas costs (Note 4)	98,957	72,426
Other current liabilities (Note 4 and 13)	98,786	123,129
Total current liabilities	535,129	847,568
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits (Note 12)	616,184	557,118
Taxes payable	551	828
Accumulated removal costs (Note 4)	256,000	233,000
Other deferred credits (Note 4 and 10)	503,322	481,604
Total deferred income taxes and other credits	1,376,057	1,272,550
Total capitalization and liabilities	$ 4,488,057	$ 4,276,007